Absolute Shares Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 24, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Absolute Shares Trust (the “Trust”)
File Nos.: 333-192733 and 811-22917

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the WBI Tactical Rotation Fund (the “Fund”), is Post-Effective Amendment No. 3 and Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions regarding the enclosed, please do not hesitate to contact Peter J. Shea of Katten Muchin Rosenman LLP at (212) 940-6447 or Leah Silverman at (212) 940-6373.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Absolute Shares Trust